Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
9 Property and equipment

Property and equipment by type
in EUR million	2024	2023
Property in own use	758	616
Equipment:
- Data processing equipment	218	213
- Other equipment	426	492
Right- of- use assets:
- ROU property	895	972
- ROU cars	124	97
- ROU other leases	13	9
	2,434	2,399

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	616	681	705	689	1,078	1,076	2,399	2,446
Additions	92	4	240	241	141	279	473	525
Transfers	83	-1	-78	-4	-4	-4	1	-9
Depreciation	-11	-12	-204	-204	-242	-246	-457	-461
Impairments[1]	-9	-19	-10	-10	-4	-12	-23	-41
Reversals of impairments [1]	5	10					5	10
Remeasurements	5	4			75	9	80	13
Disposals	-36	-47	-14	-10	-18	-20	-68	-78
Exchange rate differences	13	-4	5	4	8	-4	25	-5
Closing balance	758	616	643	705	1,033	1,078	2,434	2,399

Cost price	871	753	3,027	3,140	1,933	1,851	5,831	5,744
Accumulated depreciation	-298	-305	-2,376	-2,430	-1,098	-904	-3,772	-3,639
Accumulated impairments	-97	-99	-8	-6	-31	-32	-136	-136
Accumulated revaluation surplus	282	267					282	267
Accumulated remeasurement					229	163	229	163
Net carrying value	758	616	643	705	1,033	1,078	2,434	2,399
[1]     Impairments and reversals of impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.
ING considers valuations from third-party experts in determining the fair values of property in own use. The vast majority of the land and buildings were appraised during 2024. Property in own use purchase costs amounted to EUR 871 million (2023: EUR 753 million). Cost or the purchase price less accumulated depreciation and impairments would have been EUR 476 million (2023: EUR 350 million) had property in own use been valued at cost instead of at fair value.
The reported impairment losses of EUR -23 million (2023: EUR -41 million) mainly result from the closure of branches and unfavourable office market developments.